Bank Borrowings - Schedule of Outstanding Balances of Bank Borrowings (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Schedule of Outstanding Balances of Bank Borrowings [Line Items]
Short-term bank borrowings		$ 185,799	$ 314,226
Bank borrowings Guaranteed [Member]
Schedule of Outstanding Balances of Bank Borrowings [Line Items]
Short-term bank borrowings	[1]	$ 185,799	$ 314,226

[1]	The bank borrowings were guaranteed by Ms. Wong Kit, a Controlling Shareholder, and the HKMC Insurance Limited under a financing aid program for SMBs operating in Hong Kong.